Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500	The following is a reconciliation of net assets available for benefits per the financial statements to Form 5500 for the years ended December 31, 2025 and 2024:

	2025	2024
Net assets available for benefits per the financial statements	$406,728,196	$368,304,502
Fair value adjustment for common/collective trust	(319,295)	(717,487)
Adjustment for employee contributions receivable	5,935	360
Adjustment for deemed distributed loans	(59,241)	(192,505)
Adjustment for other receivables	50,175	—
Adjustment for other	(2,031)	—
Net assets available for benefits per Form 5500	$406,403,739	$367,394,870
    The following is a reconciliation of the increase in net assets per the financial statements to Form 5500 for the year ended December 31, 2025:

2025

Increase in net assets available for benefits before conversion in per the financial statements	$38,367,381
Adjustment for net change in deemed distributed loans	133,264
Fair value adjustment for common/collective trust	398,192
Adjustment for employee contribution receivable	5,575
Adjustment for other receivable	50,175
Adjustment for other	(14,228)
Net income per Form 5500	$38,940,359